Shareholder Report, Average Annual Return (Details)	12 Months Ended
Aug. 31, 2025
C000227568_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000227568_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)
C000227568_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.03%
C000227568_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.62%
C000227568_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%
C000227568_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%
C000227568_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.79%
C000227568_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.54%